COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	14.0%
BANKING	5.5%
Bank of America Corp., 4.125%, Series PP(a)		874,569	$17,561,345
Bank of America Corp., 4.25%, Series QQ(a)		1,639,206	33,521,763
Bank of America Corp., 4.375%, Series NN(a)		1,570,771	33,049,022
Bank of America Corp., 4.75%, Series SS(a)		473,421	10,798,733
Bank of America Corp., 5.00%, Series LL(a)		660,159	15,454,322
Bank of America Corp., 5.375%, Series KK(a)		414,768	10,174,259
Bank of America Corp., 5.875%, Series HH(a)		49,444	1,247,472
JPMorgan Chase & Co., 4.55%, Series JJ(a)		595,153	13,432,603
JPMorgan Chase & Co., 4.625%, Series LL(a)		388,147	8,888,566
M&T Bank Corp., 7.50%, Series J(a)		1,527,935	42,797,459
Morgan Stanley, 4.25%, Series O(a)		507,751	10,510,446
Morgan Stanley, 5.85%, Series K(a)		823,859	20,522,328
Morgan Stanley, 6.375%, Series I(a)		554,717	14,039,887
Morgan Stanley, 6.50%, Series P(a)		300,340	7,986,041
Morgan Stanley, 6.625%, Series Q(a)		2,900,826	77,858,170
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)		855,805	20,890,200
Truist Financial Corp., 4.75%, Series R(a)		211,764	4,580,455
Wells Fargo & Co., 4.25%, Series DD(a)		340,354	6,898,976
Wells Fargo & Co., 4.375%, Series CC(a)		759,214	15,761,283
Wells Fargo & Co., 4.70%, Series AA(a)		1,162,937	25,154,327
Wells Fargo & Co., 4.75%, Series Z(a)		1,921,675	41,681,131

			432,808,788

CONSUMER DISCRETIONARY PRODUCTS	0.1%
Ford Motor Co., Senior Debt, 6.50%, due 8/15/62		313,732	8,003,303

FINANCIAL SERVICES	1.2%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64		674,631	17,506,675
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b)		603,329	16,428,649
Brookfield Finance, Inc., 4.625%, due 10/16/80, Series 50 (Canada)		1,126,841	22,041,010
Carlyle Finance LLC, 4.625%, due 5/15/61		419,782	8,202,540
KKR Group Finance Co. IX LLC, 4.625%, due 4/1/61		314,324	6,409,066
TPG Operating Group II LP, 6.95%, due 3/15/64		932,311	24,519,779

			95,107,719

INSURANCE	3.5%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		1,028,202	22,877,495
Arch Capital Group Ltd., 4.55%, Series G(a)		965,209	19,728,872
Arch Capital Group Ltd., 5.45%, Series F(a)		779,439	18,176,517
Athene Holding Ltd., 4.875%, Series D(a)		1,091,569	21,176,439
Athene Holding Ltd., 5.625%, Series B(a)		2,277	51,233
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)		1,066,780	26,498,815
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a)(b)		300,752	7,500,755
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(b)		1,123,378	28,825,879
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)		912,348	24,222,839
Axis Capital Holdings Ltd., 5.50%, Series E(a)		229,777	5,241,213
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a)(b)		361,148	7,049,609
Equitable Holdings, Inc., 4.30%, Series C(a)		755,645	15,248,916
Equitable Holdings, Inc., 5.25%, Series A(a)		727,783	16,862,732
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53		690,201	18,766,565

		Shares		Value
Lincoln National Corp., 9.00%, Series D(a)			389,588	$11,013,653
MetLife, Inc., 4.75%, Series F(a)			163,704	3,714,444
MetLife, Inc., 5.625%, Series E(a)			300,524	7,434,964
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52(b)			318,423	8,441,394
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(a)			587,776	10,897,367
W.R. Berkley Corp., 4.125%, due 3/30/61			375,672	7,742,600

				281,472,301

REAL ESTATE	0.4%
Brookfield Property Partners LP, 5.75%, Series A(a)			232,089	3,434,917
DigitalBridge Group, Inc., 7.15%, Series I(a)			379,517	9,742,201
Public Storage, 4.70%, Series J(a)			136,152	3,059,335
Public Storage, 4.75%, Series K(a)			301,313	6,881,989
SITE Centers Corp., 6.375%, Class A(a)			286,461	6,943,815
Sunstone Hotel Investors, Inc., 6.125%, Series H(a)			93,056	2,085,385

				32,147,642

TELECOMMUNICATIONS	0.6%
AT&T, Inc., 4.75%, Series C(a)			146,183	3,071,305
AT&T, Inc., 5.00%, Series A(a)			3,530	78,825
AT&T, Inc., Senior Debt, 5.35%, due 11/1/66			390,421	9,592,644
Telephone & Data Systems, Inc., 6.00%, Series VV(a)			270,262	5,240,380
U.S. Cellular Corp., Senior Debt, 5.50%, due 3/1/70			252,049	5,613,131
U.S. Cellular Corp., Senior Debt, 5.50%, due 6/1/70			329,197	7,291,714
U.S. Cellular Corp., Senior Debt, 6.25%, due 9/1/69			842,389	19,812,989

				50,700,988

UTILITIES	2.7%
Algonquin Power & Utilities Corp., 9.603% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)			854,909	22,219,085
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a)			69,351	1,359,973
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)			780,677	13,583,780
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)			319,319	5,872,276
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)			648,449	12,482,643
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)			652,761	12,924,668
Brookfield Renewable Partners LP, 5.25%, Series 17 (Canada)(a)			170,503	3,520,887
CMS Energy Corp., 5.875%, due 10/15/78			342,760	8,473,027
CMS Energy Corp., 5.875%, due 3/1/79			433,465	10,741,263
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)(a)(b)			729,358	17,956,794
SCE Trust VI, 5.00% (TruPS)(a)			752,454	15,365,111
SCE Trust VII, 7.50%, Series M (TruPS)(a)			1,832,111	49,045,612
SCE Trust VIII, 6.95%, Series N(a)			1,032,240	27,560,808
Sempra, 5.75%, due 7/1/79			160,084	3,962,079
Southern Co., 4.95%, due 1/30/80, Series 2020			496,529	11,787,598

				216,855,604

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$1,092,266,278)				1,117,096,345

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	84.0%
BANKING	49.5%
Abanca Corp. Bancaria SA, 10.625% to 7/14/28 (Spain)(a)(b)(d)(e)		EUR	8,600,000	10,906,448

	Principal Amount*		Value
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(a)(b)(d)(e)	EUR	17,800,000	$20,718,076
AIB Group PLC, 6.25% to 6/23/25 (Ireland)(a)(b)(d)(e)	EUR	3,400,000	3,828,090
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(d)(e)	EUR	32,800,000	38,132,402
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(d)		19,600,000	21,688,204
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(a)(b)(d)(e)	EUR	9,400,000	11,648,111
Banco Santander SA, 4.125% to 11/12/27 (Spain)(a)(b)(d)	EUR	5,600,000	5,820,549
Banco Santander SA, 4.75% to 11/12/26 (Spain)(a)(b)(d)		17,400,000	16,607,933
Banco Santander SA, 7.00% to 11/20/29 (Spain)(a)(b)(d)(e)	EUR	16,000,000	18,488,299
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(b)(d)		63,600,000	67,645,278
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(d)		20,800,000	23,167,082
Banco Santander SA, 9.625% to 5/21/33 (Spain)(a)(b)(d)		47,400,000	55,844,007
Bank of America Corp., 4.375% to 1/27/27, Series RR(a)(b)		45,931,000	44,577,239
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)		32,046,000	32,557,871
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)		18,691,000	19,158,312
Bank of Montreal, 7.30% to 11/26/34, due 11/26/84 (Canada)(b)		31,942,000	33,731,646
Bank of New York Mellon Corp., 3.75% to 12/20/26, Series I(a)(b)		14,204,000	13,441,688
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(b)		37,000,000	39,732,742
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)		23,209,000	25,161,875
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a)(b)		12,640,000	13,493,200
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a)(b)(d)		19,870,000	19,827,891
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(d)		16,367,000	17,276,858
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(d)(e)	GBP	29,115,000	40,603,960
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(d)	GBP	12,000,000	17,051,590
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)		56,800,000	64,093,915
BNP Paribas SA, 4.625% to 1/12/27 (France)(a)(b)(d)(f)		44,900,000	42,660,590
BNP Paribas SA, 4.625% to 2/25/31 (France)(a)(b)(d)(f)		63,000,000	55,020,823
BNP Paribas SA, 7.375% to 9/10/34 (France)(a)(b)(d)(f)		38,000,000	39,638,586
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(d)(f)		69,900,000	73,810,276
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(d)(f)		3,600,000	3,850,445
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(f)		51,200,000	55,057,562
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(d)(f)		29,200,000	31,975,869
CaixaBank SA, 7.50% to 1/16/30 (Spain)(a)(b)(d)(e)	EUR	10,600,000	12,626,108
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a)(b)(d)(e)	EUR	25,800,000	31,306,429
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)		110,179,000	105,820,188
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)		84,693,000	75,846,139
Charles Schwab Corp., 5.00% to 6/1/27, Series K(a)(b)		8,322,000	8,175,952
Citigroup Capital III, 7.625%, due 12/1/36 (TruPS)		4,800,000	5,399,762
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(b)		68,462,000	66,064,235
Citigroup, Inc., 4.00% to 12/10/25, Series W(a)(b)		15,765,000	15,474,204
Citigroup, Inc., 5.95% to 5/15/25, Series P(a)(b)		8,512,000	8,533,493
Citigroup, Inc., 7.00% to 8/15/34, Series DD(a)(b)		46,902,000	50,307,453
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)		43,254,000	46,319,584
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)		38,329,000	38,755,832
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)		30,070,000	30,214,095
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(e)	GBP	14,000,000	19,353,879
Credit Agricole SA, 4.75% to 3/23/29 (France)(a)(b)(d)(f)		12,737,000	11,798,453
Credit Suisse Group AG, 5.25%, Claim (Switzerland)(a)(d)(f)(g)(h)(i)		7,740,000	754,650
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(a)(d)(f)(g)(h)(i)		37,700,000	3,675,750
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(d)(f)(g)(h)(i)		24,213,000	2,360,768
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a)(b)(d)		14,600,000	14,311,219
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(e)	EUR	20,000,000	23,210,000

	Principal Amount*		Value
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(a)(b)(d)(e)	EUR	5,800,000	$7,074,051
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(e)	EUR	16,600,000	18,966,846
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(a)(b)(f)		3,436,000	3,458,829
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)		11,523,000	12,442,401
Goldman Sachs Group, Inc., 3.65% to 8/10/26, Series U(a)(b)		5,167,000	4,910,884
Goldman Sachs Group, Inc., 3.80% to 5/10/26, Series T(a)(b)		10,705,000	10,315,525
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)		80,037,000	85,036,911
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2 (United Kingdom)(a)(b)(f)		16,770,000	21,861,171
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(d)		72,798,000	66,294,998
HSBC Holdings PLC, 5.875% to 9/28/26 (United Kingdom)(a)(b)(d)	GBP	4,650,000	6,142,994
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(d)		56,091,000	56,480,215
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)		13,200,000	14,597,219
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)		5,000,000	5,493,095
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(d)		21,437,000	21,807,088
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(d)		14,000,000	14,456,498
HSBC Holdings PLC, 6.95% to 3/11/34 (United Kingdom)(a)(b)(d)		48,000,000	49,560,742
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(d)		21,135,000	22,701,590
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a)(b)		28,152,000	26,922,802
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a)(b)		8,409,000	8,445,645
ING Groep NV, 4.25% to 5/16/31, Series NC10 (Netherlands)(a)(b)(d)		13,092,000	10,945,176
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(a)(b)(d)(e)		49,700,000	46,123,638
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a)(b)(d)		46,300,000	45,968,395
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(a)(b)(d)(e)		66,300,000	68,533,481
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a)(b)(d)(e)		14,900,000	15,539,746
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(d)(e)		19,100,000	20,545,106
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(a)(b)(d)(e)	EUR	18,200,000	20,981,058
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a)(b)(d)(f)		27,130,000	27,164,739
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(a)(b)		3,088,000	2,995,180
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)		78,287,000	84,142,163
KBC Group NV, 6.25% to 9/17/31 (Belgium)(a)(b)(d)(e)	EUR	19,400,000	21,687,364
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(a)(b)(d)		52,700,000	52,817,145
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a)(b)(d)		22,360,000	22,620,337
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(d)	GBP	13,600,000	19,148,470
M&T Bank Corp., 3.50% to 9/1/26, Series I(a)(b)		5,641,000	5,022,053
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(a)(b)(d)(e)	GBP	12,200,000	16,402,541
NatWest Group PLC, 4.60% to 6/28/31 (United Kingdom)(a)(b)(d)		8,200,000	7,056,581
NatWest Group PLC, 5.125% to 5/12/27 (United Kingdom)(a)(b)(d)	GBP	15,000,000	19,211,323
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a)(b)(d)		28,700,000	28,756,872
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(d)		27,200,000	29,741,350
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(d)(f)		18,200,000	18,467,631
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a)(b)		74,900,000	68,594,251
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)		25,046,000	25,426,824
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)		38,218,000	39,001,354
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)		55,821,000	56,825,331
Regions Financial Corp., 5.75% to 6/15/25, Series D(a)(b)		16,005,000	15,975,703
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(d)(e)		3,600,000	3,678,525
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(b)(d)(f)		26,800,000	23,047,191
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(f)		24,346,000	23,257,420
Societe Generale SA, 8.00% to 9/29/25 (France)(a)(b)(d)(f)		5,067,000	5,121,257
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(d)(f)		52,400,000	55,179,401
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(d)(f)		51,400,000	55,375,070

		Principal Amount*		Value
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(a)(b)(d)(f)			19,698,000	$17,149,561
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(a)(b)(d)(f)			33,100,000	35,198,341
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)			36,484,000	37,888,160
State Street Corp., 6.70% to 9/15/29, Series J(a)(b)			46,710,000	48,475,731
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(a)(e)		EUR	42,461,600	53,916,546
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(d)(e)			25,400,000	23,320,324
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a)(b)(d)(e)			3,800,000	3,949,388
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(d)(e)			38,400,000	40,703,942
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)			57,475,000	61,803,557
Truist Financial Corp., 4.95% to 9/1/25, Series P(a)(b)			5,940,000	5,899,119
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(b)			38,024,000	37,540,050
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(b)			18,197,000	17,921,601
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a)(b)(d)(f)			60,500,000	52,828,104
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(a)(b)(d)(f)			18,100,000	17,365,397
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(a)(b)(d)(e)			7,191,000	7,071,360
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(d)(f)			41,100,000	41,692,128
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(d)(f)			42,900,000	47,537,533
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(d)(f)			65,000,000	76,819,210
UniCredit SpA, 6.50% to 12/3/31, Series EMTN (Italy)(a)(b)(d)(e)		EUR	19,400,000	21,985,635
U.S. Bancorp, 3.70% to 1/15/27, Series N(a)(b)			10,251,000	9,463,459
U.S. Bancorp, 5.30% to 4/15/27, Series J(a)(b)			29,864,000	29,707,889
Virgin Money U.K. PLC, 8.25% to 6/17/27 (United Kingdom)(a)(b)(d)(e)		GBP	17,600,000	24,157,995
Virgin Money U.K. PLC, 11.00% to 12/8/28 (United Kingdom)(a)(b)(d)(e)		GBP	4,000,000	6,099,054
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(b)			95,190,000	92,575,207
Wells Fargo & Co., 5.95%, due 12/15/36			19,694,000	20,759,930
Wells Fargo & Co., 6.85% to 9/15/29(a)(b)			75,723,000	79,221,630
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)			53,533,000	58,433,090
Wells Fargo & Co., 7.95%, due 11/15/29, Series B			3,078,000	3,540,178

				3,932,871,909

CONSUMER DISCRETIONARY PRODUCTS	0.1%
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(b)(e)		EUR	3,200,000	3,833,687
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(b)(e)		EUR	4,300,000	5,394,565

				9,228,252

ENERGY	0.9%
BP Capital Markets PLC, 4.875% to 3/22/30(a)(b)			39,092,000	38,790,124
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)			29,810,000	31,432,643

				70,222,767

FINANCIAL SERVICES	1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(b)			23,410,000	24,279,457
Air Lease Corp., 6.00% to 9/24/29, Series D(a)(b)			8,935,000	8,865,112
American Express Co., 3.55% to 9/15/26, Series D(a)(b)			38,022,000	36,127,733
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50(b)(f)			20,434,000	20,382,915
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(b)(f)			19,947,000	19,066,246
Discover Financial Services, 6.125% to 6/23/25, Series D(a)(b)			2,105,000	2,109,310
ILFC E-Capital Trust II, 6.815% (3 Month USD Term SOFR + 2.062%), due 12/21/65 (TruPS)(c)(f)			14,335,000	11,511,788

				122,342,561

INSURANCE	10.7%
Aegon Ltd., 5.50% to 4/11/28, due 4/11/48 (Netherlands)(b)			11,992,000	12,010,598
Aegon Ltd., 5.625% to 4/15/29 (Netherlands)(a)(b)(d)(e)		EUR	22,986,000	25,266,377
Allianz SE, 3.50% to 11/17/25 (Germany)(a)(b)(d)(f)			39,600,000	38,244,872

		Principal Amount*		Value
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)			26,344,000	$26,709,736
AXA SA, 6.379% to 12/14/36 (France)(a)(b)(f)			1,900,000	2,125,258
AXA SA, 8.60%, due 12/15/30 (France)			9,367,000	11,483,035
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)			7,182,000	6,891,152
Corebridge Financial, Inc., 6.375% to 9/15/34, due 9/15/54(b)			21,135,000	21,405,317
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)			35,914,000	37,184,787
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)			28,445,000	26,564,029
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(b)(f)			32,220,000	30,854,514
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(f)			25,002,000	26,160,393
Hartford Financial Services Group, Inc., 7.505% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(c)(f)			25,318,000	23,490,213
La Mondiale SAM, 6.75% to 1/17/34, Series EMTN (France)(a)(b)(d)(e)		EUR	16,600,000	18,572,820
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b)(e)			16,050,000	15,278,597
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)			19,482,000	21,478,983
Meiji Yasuda Life Insurance Co., 5.80% to 9/11/34, due 9/11/54 (Japan)(b)(f)			40,200,000	41,345,057
MetLife Capital Trust IV, 7.875%, due 12/15/37 (TruPS)(f)			75,680,000	84,383,578
MetLife, Inc., 3.85% to 9/15/25, Series G(a)(b)			13,621,000	13,435,156
MetLife, Inc., 9.25%, due 4/8/38(f)			34,102,000	40,753,936
MetLife, Inc., 10.75%, due 8/1/39			2,963,000	4,240,500
Nippon Life Insurance Co., 5.95% to 4/16/34, due 4/16/54 (Japan)(b)(f)			26,930,000	28,133,832
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(b)			55,722,000	55,397,291
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(b)			32,118,000	33,340,957
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(b)			28,145,000	30,150,472
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a)(b)(f)			35,275,000	35,166,459
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(d)(e)			8,030,000	7,459,109
Rothesay Life PLC, 5.00% to 10/13/31 (United Kingdom)(a)(b)(d)(e)		GBP	12,800,000	13,953,782
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(f)			25,300,000	21,827,848
SBL Holdings, Inc., 7.00% to 5/13/25(a)(b)(f)			16,527,000	14,930,898
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(f)			53,300,000	55,245,770
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (Switzerland)(b)(e)			34,450,000	30,309,541

				853,794,867

PIPELINES	8.0%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(b)			11,600,000	11,301,570
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)			15,757,000	15,488,627
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)			55,832,000	55,976,772
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)			65,789,000	65,842,223
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(b)			26,550,000	27,901,475
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)			11,727,000	12,110,203
Enbridge, Inc., 7.375% to 12/15/29, due 3/15/55 (Canada)(b)			5,750,000	5,977,959
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(b)			20,687,000	22,148,826
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b)			36,242,000	38,481,140
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(b)			49,860,000	55,892,960
Energy Transfer LP, 6.50% to 11/15/26, Series H(a)(b)			24,777,000	24,779,669
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)			4,410,000	4,363,328
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)			39,725,000	40,679,393
Enterprise Products Operating LLC, 8.343% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(c)			5,226,000	5,235,723
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(b)(f)			24,280,000	25,529,813
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(b)(f)			26,720,000	27,710,270
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)			78,278,000	75,884,971
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b)			40,192,000	39,072,565

		Principal Amount*		Value
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)			64,495,000	$64,194,170
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(f)			20,150,000	20,440,037

				639,011,694

REAL ESTATE	0.6%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(b)(f)			7,349,000	7,307,869
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(b)(f)			25,000,000	24,670,600
Unibail-Rodamco-Westfield SE, 7.25% to 7/3/28 (France)(a)(b)(e)		EUR	12,300,000	14,935,208

				46,913,677

RETAIL & WHOLESALE—STAPLES	0.2%
Land O’ Lakes, Inc., 7.00%(a)(f)			4,075,000	3,361,875
Land O’ Lakes, Inc., 7.25%(a)(f)			15,285,000	12,931,072

				16,292,947

UTILITIES	12.4%
AES Corp., 7.60% to 10/15/29, due 1/15/55(b)			15,965,000	16,800,111
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)			68,206,000	63,947,831
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(b)(f)			18,370,000	18,808,739
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(b)			32,961,000	31,250,318
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(b)			38,140,000	40,682,374
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(b)			35,214,000	37,108,337
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(b)			12,925,000	13,360,094
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(b)			19,160,000	19,950,082
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(b)			29,300,000	25,622,903
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)			13,444,000	12,987,619
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)			56,065,000	54,884,843
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)			19,194,000	20,390,283
Dominion Energy, Inc., 7.00% to 3/3/34, due 6/1/54, Series B(b)			47,279,000	51,738,686
Duke Energy Corp., 6.45% to 6/3/34, due 9/1/54(b)			48,646,000	50,630,757
Edison International, 5.375% to 3/15/26, Series A(a)(b)			44,767,000	44,435,415
Edison International, 7.875% to 3/15/29, due 6/15/54(b)			16,530,000	17,404,834
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)			38,947,000	39,317,776
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)			38,535,000	40,050,928
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(b)(f)			18,820,000	19,904,503
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)			13,002,000	12,961,307
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(b)			43,163,000	45,385,981
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(b)			58,565,000	63,343,436
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(b)			24,741,000	25,265,608
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(b)			11,010,000	11,401,284
Sempra, 4.125% to 1/1/27, due 4/1/52(b)			58,104,000	55,536,355
Sempra, 4.875% to 10/15/25(a)(b)			11,877,000	11,779,212
Sempra, 6.40% to 7/1/34, due 10/1/54(b)			40,738,000	40,916,510
Sempra, 6.875% to 7/1/29, due 10/1/54(b)			50,608,000	52,584,192
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)			29,342,000	28,451,327
Southern Co., 4.00% to 10/15/25, due 1/15/51, Series B(b)			21,595,000	21,324,587

				988,226,232

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$6,429,728,476)				6,678,904,906

		Shares	Value
SHORT-TERM INVESTMENTS	1.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.95%(j)		118,626,684	$118,626,684

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$118,626,684)			118,626,684

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$7,640,621,438)	99.5%		7,914,627,935
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		38,245,037

NET ASSETS	100.0%		$7,952,872,972

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	411,597,095	USD	456,201,872	10/2/24	$(1,967,192)
Brown Brothers Harriman	EUR	10,000,000	USD	11,025,800	10/2/24	(105,694)
Brown Brothers Harriman	GBP	126,476,398	USD	166,235,519	10/2/24	(2,857,131)
Brown Brothers Harriman	GBP	7,433,508	USD	9,696,788	10/2/24	(241,442)
Brown Brothers Harriman	USD	396,365,513	EUR	355,115,318	10/2/24	(1,069,106)
Brown Brothers Harriman	USD	27,155,132	EUR	24,382,588	10/2/24	(13,669)
Brown Brothers Harriman	USD	19,645,947	EUR	17,649,632	10/2/24	731
Brown Brothers Harriman	USD	7,829,449	EUR	7,055,121	10/2/24	23,955
Brown Brothers Harriman	USD	19,197,074	EUR	17,394,436	10/2/24	165,533
Brown Brothers Harriman	USD	179,602,644	GBP	133,909,906	10/2/24	(571,765)
Brown Brothers Harriman	EUR	347,303,904	USD	388,150,316	11/4/24	1,017,457
Brown Brothers Harriman	GBP	137,979,839	USD	185,043,382	11/4/24	574,103

						$(5,044,220)

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.
(c)	Variable rate. Rate shown is in effect at September 30, 2024.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,314,989,871 or 29.1% of the net assets of the Fund.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $786,562,088 which represents 9.9% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $1,496,415,110 which represents 18.8% of the net assets of the Fund, of which 0.2% are illiquid.

(g)	Non–income producing security.
(h)	Security is in default.
(i)	Security value is determined based on significant unobservable inputs (Level 3).
(j)	Rate quoted represents the annualized seven–day yield.

Country Summary	% of Net Assets
United States	51.6
Canada	11.6
United Kingdom	9.9
France	6.6
Netherlands	4.3
Switzerland	3.5
Spain	3.5
Japan	1.6
Germany	1.2
Sweden	0.9
Italy	0.9
Australia	0.8
Ireland	0.8
Other (includes short-term investments)	2.8

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Over-the-counter (OTC) options and total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Preferred Securities—Exchange-Traded	$1,117,096,345	$—	$—		$1,117,096,345
Preferred Securities—Over-The-Counter:
Banking	—	3,926,080,741	6,791,168	(a)	3,932,871,909
Other Industries	—	2,746,032,997	—		2,746,032,997
Short-Term Investments	—	118,626,684	—		118,626,684

Total Investments in Securities(b)	$1,117,096,345	$6,790,740,422	$6,791,168		$7,914,627,935

Forward Foreign Currency Exchange Contracts	$—	$1,781,779	$—		$1,781,779

Total Derivative Assets(b)	$—	$1,781,779	$—		$1,781,779

Forward Foreign Currency Exchange Contracts	$—	$(6,825,999)	$—		$(6,825,999)

Total Derivative Liabilities(b)	$—	$(6,825,999)	$—		$(6,825,999)

(a)	Securities have been fair valued by the Valuation Committee pursuant to the Fund’s fair value procedures and classified as Level 3 securities.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

At September 30, 2024, the Fund did not have any total return swap contracts outstanding.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the monthly average volume of the Fund’s total return swap contracts and forward foreign currency exchange contracts activity for the nine months ended September 30, 2024:

	Total Return Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount(a)	$158,841,036	$590,107,375

(a)

Average notional amounts represent the average for all months in which the Fund had total return swap contracts and forward foreign currency exchange contracts outstanding at month-end. For the period, this represents five months for total return swap contracts and nine months for forward foreign currency exchange contracts.